CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues, net	$ 85,423	537,645	501,458	320,731
Cost of goods sold	71,843	452,173	370,905	296,118
Gross profit	13,580	85,472	130,553	24,612
Operating expenses
- Distribution expenses	3,167	19,930	21,642	15,227
- Administrative expenses	5,530	34,806	49,281	25,932
Total operating expenses	8,697	54,736	70,922	41,159
Operating income (loss)	4,883	30,736	59,630	(16,547)
Other income (expense)
- Interest income	415	2,612	544	154
- Interest expense	(1,625)	(10,227)	(8,846)	(6,540)
- Others income (expense), net	297	1,872	(575)	(92)
Total other income (expense)	(913)	(5,743)	(8,877)	(6,478)
Income (loss) before income tax (expense) benefit	3,970	24,993	50,754	(23,024)
Income tax (expense) benefit	(628)	(3,955)	(11,059)	4,064
Net Income (loss)	3,342	21,038	39,695	(18,960)
Net (loss) income attributable non-controlling interest	(7)	(43)	(1,088)	3
Net income (loss) attributable to the Company	3,349	21,081	40,783	(18,963)
Other comprehensive income (loss)
-Foreign currency translation adjustments attributable to non-controlling interest	6	39	18
-Foreign currency translation adjustments attributable to the Company	7	44	193	(68)
Comprehensive income (loss) attributable to non-controlling interest	(1)	(4)	(1,070)	3
Comprehensive income (loss) attributable to the Company	$ 3,356	21,125	40,976	(19,032)
Earnings (loss) per share, Basic and diluted	$ 0.26	1.61	3.12	(1.45)
Weighted average number ordinary shares, Basic and diluted	13,062,500	13,062,500	13,062,500	13,062,500